Subsequent Events	6 Months Ended
Jun. 30, 2015
Subsequent Events (Abstract)
Subsequent Events
10.	Subsequent events

a)
Dividends: On July 23, 2015, the Board of Directors of the Partnership declared a cash distribution of $0.2365 per common unit for the second quarter of 2015, which was paid on August 14, 2015, to unit holders of record on August 7, 2015.

In addition, on July 23, 2015, the Board of Directors of the Partnership declared a cash distribution of $0.21775 per Class B unit for the second quarter of 2015. The cash distribution was paid on August 10, 2015, to Class B unit holders of record on August 3, 2015.